Related party transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended June 30, 2025, the Company has the following related party transactions:

	Six Months ended June 30, 2025	Six Months ended June 30, 2024	Three Months ended June 30, 2025	Three Months ended June 30, 2024

Directors fees	$5,051	$5,516	$1,556	$3,513
Salaries, wages, consultants and benefits	518,036	333,125	398,201	162,245
Selling and marketing	177,615	31,698	143,391	16,318
Stock-based compensation (Note 9)	34,333	64,383	17,381	40,460
Software technology development (Note 7)	258,015	121,206	182,182	61,058
Closing balance for the period	$993,050	$555,928	$742,711	$283,594